UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08437

Undiscovered Managers Funds

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Noah D. Greenhill, Esq.

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: August 31

Date of reporting period: November 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

Undiscovered Managers Funds

Schedule of Portfolio Investments as of November 30, 2018

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2019.

JPMorgan Realty Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 98.6%

Apartments — 26.3%
American Campus Communities, Inc., REIT	1,509	66,138
AvalonBay Communities, Inc., REIT	690	131,537
Camden Property Trust, REIT	222	21,098
Equity LifeStyle Properties, Inc., REIT	900	89,601
Equity Residential, REIT	1,828	130,247
Essex Property Trust, Inc., REIT	321	84,325
Invitation Homes, Inc., REIT	1,486	31,887
Lennar Corp., Class A	727	31,065
Mid-America Apartment Communities, Inc., REIT	983	101,846

		687,744

Diversified — 5.4%
Cousins Properties, Inc., REIT	3,498	29,556
Duke Realty Corp., REIT	1,495	42,557
PotlatchDeltic Corp., REIT	2	77
Weyerhaeuser Co., REIT	722	19,068
WP Carey, Inc., REIT	732	49,593

		140,851

Health Care — 11.8%
HCP, Inc., REIT	4,045	118,352
Healthcare Trust of America, Inc., Class A, REIT	2,366	66,539
Ventas, Inc., REIT	1,433	90,979
Welltower, Inc., REIT	433	31,296

		307,166

Hotels — 6.3%
Host Hotels & Resorts, Inc., REIT	1,782	33,857
Park Hotels & Resorts, Inc., REIT	1,472	45,371
Pebblebrook Hotel Trust, REIT	540	18,857
RLJ Lodging Trust, REIT	1,750	35,596
Sunstone Hotel Investors, Inc., REIT	2,082	31,768

		165,449

Industrial — 20.9%
CoreSite Realty Corp., REIT	436	42,481
Digital Realty Trust, Inc., REIT	1,094	125,865
Equinix, Inc., REIT	224	86,256
Liberty Property Trust, REIT	955	43,230
Prologis, Inc., REIT	2,981	200,725
Terreno Realty Corp., REIT	1,233	48,102

		546,659

Office — 13.0%
Boston Properties, Inc., REIT	461	60,454
Brandywine Realty Trust, REIT	3,675	52,449
Douglas Emmett, Inc., REIT	1,776	65,580
Empire State Realty Trust, Inc., Class A, REIT	1,679	27,189
Highwoods Properties, Inc., REIT	1,297	56,252
JBG SMITH Properties, REIT	520	20,818
VEREIT, Inc., REIT	7,619	58,287

		341,029

Shopping Centers — 5.6%
Brixmor Property Group, Inc., REIT	3,303	54,506
Federal Realty Investment Trust, REIT	446	58,949
Saul Centers, Inc., REIT	190	9,994
Weingarten Realty Investors, REIT	773	22,295

		145,744

Software — 1.2%
InterXion Holding NV (Netherlands)*	486	30,250

Storage — 8.1%
Iron Mountain, Inc., REIT	1,280	43,465
Public Storage, REIT	656	139,798
Rexford Industrial Realty, Inc., REIT	833	27,203

		210,466

TOTAL COMMON STOCKS (Cost $2,307,730)		2,575,358

SHORT-TERM INVESTMENTS — 1.7%

INVESTMENT COMPANIES — 1.7%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.10%(a)(b) (Cost $43,983)	43,983	43,983

Total Investments — 100.3% (Cost $2,351,713)		2,619,341
Liabilities in Excess of Other Assets — (0.3%)		(6,877)

Net Assets - 100.0%		2,612,464

Percentages indicated are based on net assets.

JPMorgan Realty Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Abbreviations

REIT	Real Estate Investment Trust
(a)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2018.
*	Non-income producing security.

A. Valuation of Investments - The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”), are valued at each Underlying Fund’s net asset values or NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities(a)	$2,619,341	$–	$–	$2,619,341

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended November 30, 2018.

Undiscovered Managers Behavioral Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 99.6%

Auto Components — 3.8%
American Axle & Manufacturing Holdings, Inc.*	1,614	20,093
Cooper-Standard Holdings, Inc.*	506	36,976
Gentherm, Inc.*	1,789	83,076
Tenneco, Inc., Class A	2,637	89,008

		229,153

Banks — 18.5%
Bancorp, Inc. (The)*	1,913	19,038
Brookline Bancorp, Inc.	3,247	50,262
First Horizon National Corp.	14,049	231,669
First Midwest Bancorp, Inc.	2,728	64,356
FNB Corp.	5,692	69,786
Hope Bancorp, Inc.	7,279	110,642
Investors Bancorp, Inc.	19,337	237,460
KeyCorp	7,816	143,342
Simmons First National Corp., Class A	1,109	32,605
TCF Financial Corp.	2,213	49,762
Texas Capital Bancshares, Inc.*	863	51,459
United Bankshares, Inc.	1,939	70,124

		1,130,505

Building Products — 3.3%
Armstrong World Industries, Inc.*	1,216	81,482
Builders FirstSource, Inc.*	4,266	57,724
JELD-WEN Holding, Inc.*	3,218	61,328

		200,534

Capital Markets — 2.6%
Apollo Investment Corp.	5,039	26,453
Artisan Partners Asset Management, Inc., Class A	1,213	33,036
Investment Technology Group, Inc.	151	4,535
Janus Henderson Group plc (United Kingdom)	2,837	66,392
Waddell & Reed Financial, Inc., Class A	1,425	29,008

		159,424

Chemicals — 4.6%
Cabot Corp.	1,871	92,074
Celanese Corp., Series A	1,361	137,340
Koppers Holdings, Inc.*	1,648	30,717
Trinseo SA	465	23,482

		283,613

Commercial Services & Supplies — 6.5%
Brink’s Co. (The)	1,477	104,587
Civeo Corp.*	2,437	4,118
Clean Harbors, Inc.*	1,231	79,420
Copart, Inc.*	1,039	53,175
Covanta Holding Corp.	6,388	105,792
Herman Miller, Inc.	1,408	47,679

		394,771

Communications Equipment — 1.1%
ADTRAN, Inc.	2,244	27,934
CommScope Holding Co., Inc.*	2,038	36,891

		64,825

Construction & Engineering — 1.5%
Granite Construction, Inc.	1,762	89,205

Construction Materials — 0.7%
Eagle Materials, Inc.	621	45,304

Containers & Packaging — 5.2%
Crown Holdings, Inc.*	4,061	208,235
Graphic Packaging Holding Co.	8,837	105,957

		314,192

Diversified Consumer Services — 0.4%
Sotheby’s*	627	25,057

Electric Utilities — 2.1%
El Paso Electric Co.	1,469	81,284
Portland General Electric Co.	922	44,371

		125,655

Electronic Equipment, Instruments & Components — 3.1%
Avnet, Inc.	944	41,359
Dolby Laboratories, Inc., Class A	880	61,926
Flex Ltd.*	2,429	21,253
MTS Systems Corp.	1,155	59,440
Zebra Technologies Corp., Class A*	32	5,696

		189,674

Energy Equipment & Services — 2.4%
KLX Energy Services Holdings, Inc.*	904	18,261
Patterson-UTI Energy, Inc.	5,891	81,764
TETRA Technologies, Inc.*	6,573	15,249
US Silica Holdings, Inc.	2,179	30,915

		146,189

Equity Real Estate Investment Trusts (REITs) — 10.6%
Alexander & Baldwin, Inc.*	1,805	37,413
Brixmor Property Group, Inc.	8,382	138,308
Chatham Lodging Trust	2,668	53,334
Colony Capital, Inc.	18,749	115,496
Franklin Street Properties Corp.	6,361	48,979
Kite Realty Group Trust	2,028	33,479
Pebblebrook Hotel Trust	1,349	47,116
PotlatchDeltic Corp.	598	22,197
Rayonier, Inc.	2,183	69,056
Retail Properties of America, Inc., Class A	2,954	37,191
Ryman Hospitality Properties, Inc.	579	42,946

		645,515

Food & Staples Retailing — 0.3%
Sprouts Farmers Market, Inc.*	851	19,591

Health Care Technology — 0.9%
Allscripts Healthcare Solutions, Inc.*	5,621	57,393

Hotels, Restaurants & Leisure — 0.3%
Bloomin’ Brands, Inc.	865	16,919

Household Durables — 1.8%
TRI Pointe Group, Inc.*	4,470	55,787
Tupperware Brands Corp.	1,384	52,536

		108,323

Household Products — 1.3%
Energizer Holdings, Inc.	1,729	77,497

Insurance — 5.3%
Assured Guaranty Ltd.	1,537	62,735
CNO Financial Group, Inc.	5,860	107,245

Undiscovered Managers Behavioral Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
National General Holdings Corp.	2,856	75,821
White Mountains Insurance Group Ltd.	84	78,220

		324,021

IT Services — 1.5%
Cardtronics plc, Class A*	1,367	44,355
Sykes Enterprises, Inc.*	1,777	49,087

		93,442

Machinery — 4.2%
Actuant Corp., Class A	1,132	28,973
Harsco Corp.*	1,295	34,642
Hyster-Yale Materials Handling, Inc.	491	32,136
Kennametal, Inc.	2,440	102,048
Terex Corp.	1,726	57,077

		254,876

Marine — 1.3%
Matson, Inc.	2,086	82,076

Media — 0.6%
John Wiley & Sons, Inc., Class A	622	34,363

Metals & Mining — 1.1%
Commercial Metals Co.	3,489	67,233

Mortgage Real Estate Investment Trusts (REITs) — 1.3%
AG Mortgage Investment Trust, Inc.	1,436	26,074
Apollo Commercial Real Estate Finance, Inc.	2,715	51,431

		77,505

Oil, Gas & Consumable Fuels — 2.7%
PBF Energy, Inc., Class A	840	32,504
Range Resources Corp.	3,878	56,423
WPX Energy, Inc.*	5,298	73,901

		162,828

Paper & Forest Products — 0.6%
PH Glatfelter Co.	2,662	33,943

Pharmaceuticals — 0.9%
Prestige Consumer Healthcare, Inc.*	1,405	54,539

Software — 2.5%
ACI Worldwide, Inc.*	2,656	76,695
Verint Systems, Inc.*	1,740	79,029

		155,724

Specialty Retail — 1.5%
DSW, Inc., Class A	2,117	58,729
Genesco, Inc.*	458	19,140
Guess?, Inc.	488	11,626

		89,495

Technology Hardware, Storage & Peripherals — 1.0%
NCR Corp.*	2,113	58,551

Textiles, Apparel & Luxury Goods — 1.2%
Columbia Sportswear Co.	801	73,153

Trading Companies & Distributors — 2.9%
Applied Industrial Technologies, Inc.	459	29,918
Beacon Roofing Supply, Inc.*	2,757	96,105
MRC Global, Inc.*	3,426	53,891

		179,914

TOTAL COMMON STOCKS (Cost $5,460,166)		6,065,002

SHORT-TERM INVESTMENTS — 0.3%

INVESTMENT COMPANIES — 0.3%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.10%(a)(b) (Cost $18,618)	18,618	18,618

Total Investments — 99.9% (Cost $5,478,784)		6,083,620
Other Assets Less Liabilities — 0.1%		8,940

Net Assets — 100.0%		6,092,560

Percentages indicated are based on net assets.

Undiscovered Managers Behavioral Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2018 (Unaudited) (continued)

(a)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2018.
*	Non-income producing security.

A. Valuation of Investments – The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2— Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$6,083,620	$–	$–	$6,083,620

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended November 30, 2018.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Undiscovered Managers Funds

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
January 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
January 28, 2019

By:	/s/ Timothy J. Clemens
Timothy J. Clemens
Treasurer and Principal Financial Officer
January 28, 2019